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                               Loomis Sayles Funds
                              One Financial Center
                                Boston, MA 02111


                                                               December 17, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street,  N.W.
Washington, D.C.  20549

Attention:  FILE ROOM

      Re: Loomis Sayles Funds
          Equity Funds Prospectuses
          (Institutional and Retail)
          File No. 33-39133 and 811-6241

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 is a Supplement dated December 17, 1999 to the Loomis Sayles Funds Equity Prospectuses (Institutional and Retail) dated January 1, 1999.


                                             Very truly yours,

                                             /s/ Sheila M. Barry
                                             Secretary, Loomis Sayles Funds


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